Unaudited Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 927,392	$ 1,554,464
Accounts receivable	3,268,834	2,568,183
Inventories	362,926	1,127,133
Prepaid expenses and other assets	3,036,365	1,337,419
Total current assets	7,606,915	6,591,318
Leasehold improvements and equipment, net	868,733	423,633
Right of use assets – operating lease	2,348,701	42,712
Intangible assets	698,453	932,999
Total Assets	11,522,802	7,990,662
Current Liabilities
Accounts payable	8,171,122	5,464,617
Deferred revenue	2,026,900	1,007,494
Other current liabilities	1,952,312	1,728,792
Loans payable – current	1,381,760	1,611,069
Convertible notes payable	1,701,600	412,400
Operating lease liability – current	537,463	32,347
Total Current Liabilities	15,796,204	10,282,055
Loans payable – non-current	228,291	473,758
Operating lease liability – non-current	1,943,691	10,598
Total Liabilities	17,968,186	10,766,411
Commitments and contingencies
Shareholders’ (Deficit) Equity
Ordinary stock (260,000,000,000 shares authorized, $0.000000385 par value, 48,011,600 shares and 48,011,600* shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	18	18
Additional paid-in capital	15,678,812	15,678,812
Accumulated deficit	(21,947,181)	(18,337,830)
Accumulated other comprehensive loss	(71,704)	(75,641)
Total Shareholders’ Deficit to shareholders of Webuy Global Ltd	(6,340,055)	(2,734,641)
Deficit attributable to non-controlling interests	(105,329)	(41,108)
Total Shareholders’ Deficit	(6,445,384)	(2,775,749)
Total Liabilities and Shareholders’ Deficit	11,522,802	7,990,662
Related Party
Current assets
Amount due from a related party	11,398	4,119
Current Liabilities
Amount due to a related party	$ 25,047	$ 25,336